Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 — STOCKHOLDERS’ EQUITY

Capital Structure

On December 3, 2021, BHHI was incorporated and the Company authorized 50,000,000 shares of Common Stock with a par value of $0.0001 per share and 5,000,000 shares of preferred stock with a par value of $0.0001 per share. On February 22, 2022, the certificate of incorporation was amended and the Company authorized 250,000,000 shares of Common Stock with a par value of $0.0001 per share and 25,000,000 shares of preferred stock with a par value of $0.0001 per share. Further, the Company designated 200,000 shares of preferred stock as Series A Preferred Stock with a par value of $0.0001 per share. Shares of Convertible Series A Preferred Stock and Common Stock (the “Junior Securities”) are entitled to one vote for each share. In order of liquidation rights, distributions will be made to the Series A Preferred holders then to the holders of the other remaining Junior Securities, which are currently Common Stock. The Series A Preferred Stock has a liquidation preference of $0.50 per share in the event of a liquidation and distribution. Further, each share of Convertible Series A Preferred Stock shall automatically convert into one share of Common Stock upon consummation of an underwritten public offering of Common Stock. The Company completed an initial public offering during March of 2025. Please refer to Note 1 and the following section for the details of the IPO. There were no shares of Series A Preferred Stock issued and outstanding during any period since inception, and 0 shares and 82,096 shares of Preferred Stock issued and outstanding as of September 30, 2025 and December 31, 2024, respectively. Further, a total of 10,972,588 and 7,033,330 shares of Common Stock were issued and outstanding as of September 30, 2025 and December 31, 2024, respectively.

In July of 2025, the Company filed a certificate of designation and a subsequent amendment to the certificate of designation with the Secretary of State of the State of Delaware to designate 15,000 shares of the available 24,800,000 shares of Preferred Stock as Series B Convertible Preferred Stock (“Series B Preferred Stock”). Each share is convertible at the option of the holder into shares of Common Stock at a conversion price of $0.942. The Series B Preferred Stock is not redeemable into cash or other assets and is classified as permanent equity. On July 30, 2025, an amendment was filed to establish that each share of Series B Preferred Stock is non-voting. All 15,000 shares were issued and outstanding as of September 30, 2025. Please refer to the Private Investment into Public Entity (PIPE) section below.

Initial Public Offering

On February 14, 2025, the Company received its notice of effectiveness from the SEC and became a public company. On March 5, 2025, the Company entered into a material definitive agreement in the form of an underwriting agreement with Kingswood as representative of the underwriters named therein, for the offer and sale of 1,475,000 shares of the Company’s Common Stock at a public offering price of $4.00 per share for gross proceeds, before deducting underwriting discounts and other related expenses, of $5.9 million. Underwriting discounts and other related expenses totaled $1.1 million and were recorded as offering costs during the nine months ended September 30, 2025, for total net proceeds of $4.8 million. Payment of those offering costs was made directly from the proceeds of the offering. No such amounts were recorded during the three months ended September 30, 2025.

On March 6, 2025, the Company’s shares began trading on Nasdaq under the symbol “TBH” and on March 7, 2025, the Company filed its prospectus with the SEC and completed its IPO.

On March 10, 2025, Kingswood, as representative of the underwriters, exercised in full its option to purchase an additional 221,250 shares of the Company’s common stock to cover over-allotments at a public offering price of $4.00 per share for gross proceeds from the over-allotment exercise of $885,000. Underwriting discounts and other related expenses totaled $95,800, and are recorded as offering costs during the nine months ended September 30, 2025 for total net proceeds of $789,200. Payment of those offering costs was made directly from the proceeds of the offering. No such amounts were recorded during the three months ended September 30, 2025. Please refer to Note 1 for further detail.

Offering costs represent legal, accounting and other direct costs related to the IPO, which closed on March 7, 2025. Prior to the close of the IPO, these costs were recognized as deferred offering costs. These direct offering costs were reclassified to additional paid-in capital from deferred offering costs. The Company recorded $0 and $1,219,176 of deferred offering costs in the accompanying condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024, respectively. During the nine months ended September 30, 2025 and 2024, the Company incurred a total of $131,922 and $295,019, respectively, in additional deferred offering costs in connection with the offering of equity securities in the IPO. During the three months ended September 30, 2025 and 2024, the Company incurred a total of $0 and $24,906, respectively, in additional deferred offering costs in connection with the offering of equity securities. As of September 30, 2025, a total of $1,351,098 was reclassified from deferred offering costs to offering costs. Of this amount, $1,236,098 is recorded as offering costs and the remaining $115,000 was paid directly from the IPO proceeds and included in the offering costs which are netted against the IPO proceeds on the condensed consolidated statements of changes in stockholders’ equity (deficit).

Incentive Award Plan

On June 11, 2024, the Company’s Board of Directors adopted the 2024 Omnibus Incentive Plan (“Stock Incentive Plan”), which was approved by its stockholders on June 13, 2024. On December 31, 2024 the Company’s Board of Directors adopted the Stock Incentive Plan, which was approved by the Company’s stockholders on January 30, 2025. The Stock Incentive Plan became effective on February 13, 2025. The Stock Incentive Plan will provide for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code (“Code”) to the Company’s employees, and for the grant of stock options (including incentive stock options (“ISOs”) and non-qualified stock options (“NSOs”), SARs, restricted stock, restricted stock units (“RSUs”), and other stock-based and cash-based incentive awards, and other stock-based performance awards to the Company’s employees, directors, and consultants (collectively, “Awards”).

A total of 2,250,000 shares of common stock will be reserved for issuance pursuant to the Stock Incentive Plan (“Plan Share Reserve”). The Plan Share Reserve shall be increased on the first day of each fiscal year beginning with the 2025 fiscal year, in an amount equal to the lesser of (i) ten percent (10.0%) of the outstanding shares of common stock on the last day of the immediately preceding fiscal year and (ii) an amount determined by the Board of Directors.

Shares with respect to which options or SARs are not exercised prior to termination of the option or SAR, shares that are subject to restricted stock units which expire without converting to Common Stock, and shares of restricted stock which are forfeited before the restrictions lapse, shall be available for grants of new Awards under the Stock Incentive Plan. Notwithstanding the foregoing, neither (i) shares accepted by the Company in payment of the exercise price of any option, if permitted under the terms of such option, nor (ii) any shares withheld from a participant, or delivered to the Company in satisfaction of required withholding taxes arising from Awards, nor (iii) the difference between the total number of shares with respect to SAR, shall be available for reissuance under the Stock Incentive Plan.

Awards granted under the Stock Incentive Plan upon the assumption of, or in substitution for, awards authorized or outstanding under a qualifying equity plan maintained by an entity directly or indirectly acquired by the Company will not reduce the shares available for grant under the Stock Incentive Plan. However, any such shares issued in connection with the assumption of, or in substitution for, outstanding options intended to qualify as incentive stock options shall be counted against the aggregate number of shares of Common Stock available for Awards of incentive stock options under the Plan. Subject to applicable stock exchange requirements, available shares under a stockholder-approved plan of an entity directly or indirectly acquired by the Company may be used for Awards under the Stock Incentive Plan and shall not reduce the number of shares of Common Stock available for issuance under the Stock Incentive Plan.

The Compensation Committee of the Company’s Board of Directors will administer the Stock Incentive Plan (the “Administrator”). Each Award will be set forth in a separate agreement and will indicate the type and terms and conditions of the Award. Compensation for grants of awards will be determined in accordance with the Company’s stock-based compensation policy.

As of September 30, 2025, the Company has issued stock options to Executives, an employee, Directors and a contractor of the Company with options reserved in the Stock Incentive Plan to purchase a total of 1,950,000 shares of Common Stock. Please refer to the Stock Options section below.

Underwriter Warrants

Pursuant to the underwriting agreement, the Company issued to the underwriters on the closing date of the IPO (the “Closing Date”), warrants (the “Underwriter Warrants”) to purchase an aggregate of 44,250 shares of the Company’s common stock, representing 3% of the shares issued on the Closing Date. The Underwriter Warrants will be exercisable, in whole or in part, commencing on September 3, 2025, and expiring on September 9, 2029, at an initial exercise price per share of common stock of $4.00, which is equal to 100% of the offering price. No warrants have been exercised as of September 30, 2025.

The Underwriter Warrants are classified as equity instruments in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”. The warrants are considered indexed to the Company’s own stock and meet the equity classification criteria under GAAP.

The fair value of the underwriter warrants was estimated using the Black-Scholes option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$4.30
•	Risk-free interest rate:	4.00%
•	Expected term:	4.5 years
•	Expected volatility:	87.00%
•	Dividend yield:	0%

The estimated fair value of the Underwriter Warrants on the grant date was approximately $2.96 per share for a total value of $130,980 which was accounted for as a cost of issuing equity, in offering costs. Accordingly, it has been recorded as a reduction to the additional paid-in capital in the statement of stockholders’ equity (deficit), in accordance with SEC Staff Accounting Bulletin Topic 5.A.

The Company does not have liability classified warrants.

Stock Options

During the nine months ended September 30, 2025, the Company issued stock options (“Options”) to Executives, an employee, Directors and a contractor of the Company to purchase a total of 1,950,000 shares of Common Stock. Vesting terms extend from three to four years, with some of the Options vesting immediately. As of September 30, 2025, 968,504 Options had vested. The Options carry strike prices ranging from $0.576 to $1.00. Stock options issued to purchase 1,052,888 shares of Common Stock were issued with a strike price that was at the money (“at-the-money options”) and the remaining stock options to purchase 897,112 shares of Common Stock were issued with a strike price that was out of the money (“out-of-the-money options”). The Company uses the “simplified method” to estimate the expected term for stock options that have exercise prices issued at-the-money, consistent with SEC Staff Accounting Bulletin Topic 14, and uses the Black-Scholes option pricing model to determine the fair value of these stock options. For stock options with exercise prices at issuance that are out-of-the-money, the Company uses a Binomial Lattice model, which incorporates assumptions about future exercise behavior and potential changes in stock price over the life of the award.

The Options are classified as equity instruments and accounted for in accordance with ASC 718, “Compensation — Stock Compensation”.

The fair value of the at-the-money options was estimated using the Black-Scholes option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$0.57 – $0.84
•	Risk-free interest rate:	3.84% – 4%
•	Expected term:	5.13 – 5.75 years
•	Expected volatility:	83.6% – 84.5%
•	Dividend yield:	0%

The fair value of the out-of-the-money options was estimated using the Binomial Lattice option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$0.73
•	Risk-free interest rate:	4.39%
•	Expected term:	10 years
•	Expected volatility:	82.4%
•	Dividend yield:	0%
•	Exercise Multiple to Strike Price:	2.2x
•	Derived Service Period:	7.35 years

The estimated fair values of the Options on the grant dates were within a range of $0.38 and $0.60 per share for a total value of $830,477. The Company recognized stock-based compensation of $426,173 and $161,845 for the vested Options for employees, which was classified as stock-based compensation for the nine and three months ended September 30, 2025, respectively. The Company recognized stock-based compensation of $146,467 and $140,224 for the vested Options for non-employees in connection with legal and professional expenses for the nine and three months ended September 30, 2025, respectively.

The following is an analysis of BHHI stock options issued as compensation:

	Nonvested Shares	Weighted Average Exercise Price
Nonvested shares, December 31, 2024	—	$—
Granted	—	$—
Vested	—	$—
Forfeited	—	$—
Nonvested shares, March 31, 2025	—	$—
Granted	1,052,888	$0.65
Vested	(436,833)	$0.62
Forfeited	—	$—
Nonvested shares, June 30, 2025	616,055	$0.68
Granted	897,112	$1.00
Vested	(975,954)	$0.98
Forfeited	—	$—
Nonvested shares, September 30, 2025	537,213	$0.68

Stock Issuances

In March of 2024, the Company sold 29,094 shares of BHHI Common Stock for total proceeds of $100,000. These were issued during May of 2024 and, therefore, issued and outstanding as of September 30, 2024.

During the nine months ended September 30, 2024, the Company incurred an additional $5,000 in costs connected with the offering of equity securities. During the three months ended September 30, 2024, no additional offering costs were incurred. The balance of offering costs was $312,296 at September 30, 2024. These amounts were netted against the additional paid in capital balances in each year presented on the consolidated balance sheets.

During the nine months ended September 30, 2024, the Company issued shares payable to vendors and contractors and shares in connection with the issuance of convertible debt securities, which were designated as equity kicker shares, and made up the balance of shares payable in prior periods. A total of 135,911 shares of common stock were issued and outstanding with a total value of $351,405. During the three months ended September 30, 2024, no additional shares payable to vendors and contractors and shares in connection with the issuance of convertible debt securities, which were designated as equity kicker shares, were issued. Further, the Company received and retired 208,010 shares of common stock from previous shareholders with a total value of $576.

On November 13, 2024, the Company entered into a MSA with Artemis to develop software for the Company and provide certain services. Please refer to Note 4. As of September 30, 2025, 312,500 of the shares have been released from the lock-up provisions. The Company has recognized the par value of the shares, equaling $125, as an increase to Common Stock and other assets as of December 31, 2024. On March 7, 2025, the services per the SaaS Agreement and MSA began and the Company began recognizing compensation expenses as services were provided.

During the nine and three months ended September 30, 2025, $312,500 and $0, respectively, was recognized as capitalized implementation costs, in connection with the software development services in the MSA with Artemis, as the value for the services that were completed as of period end. Amortization of the capitalized implementation costs to software expense has not commenced as of September 30, 2025. A total of $159,091 and $0 was also recognized as software expense, in connection with the services and maintenance services in the MSA with Artemis and the SaaS with EVEMeta, as the value for the services that were completed during the nine and three months ended September 30, 2025, respectively. Please refer to Note 2 and Note 4 for further detail on these technology purchase agreements.

In December of 2024, the Company sold 6,250 shares of common stock for total cash proceeds of $25,000 to the Company’s current CFO, Chetan Jindal. The shares of common stock are to be issued immediately after the consummation of the IPO, in accordance with the subscription agreement. These shares were issued in April.

In March of 2025, the Company’s Board of Directors issued their unanimous consent to issue shares in connection with several transactions and the Company issued those shares. The Company authorized and issued 56 shares of common stock owed in January of 2025. The issuance of these shares did not have an impact on the balance in equity.

In March of 2025, the Company authorized and issued 82,096 shares of Common Stock due to the conversion of each share of preferred stock to one share of Common Stock as a result of the IPO.

In accordance with the Marketing agreement detailed in Note 4, $200,000 worth of the Company’s Common Stock, priced at the Company’s IPO price of $4.00 per share became due within ten business days of the Listing Date. The Company issued the shares, totaling 50,000 shares, in April of 2025, subsequent to the due date of March 20, 2025.

In April of 2025, the Company also issued 1,875 shares of Common Stock in repayment of accrued interest of $7,500, subsequent to the maturity date of February 15, 2025.

Restricted Stock Agreements

BHI, and therefore the Company, entered into Restricted Stock Purchase Agreements (“RSPA”) with various employees and advisors. The share exchanges that occurred during 2021 and 2022 have an effect on the number of restricted shares that are vested and unvested as of the end of each respective reporting period.

During the year ended December 31, 2020, BHI also entered into various RSPAs with an employee and two advisers, pursuant to which BHI sold 225,000 shares of restricted common stock in BHI at par value of $0.0001 per share for cash proceeds of $22. The restricted stock vests at varying rates. As of September 30, 2025, the Company wrote off the $22 recorded as contra equity on the December 31, 2024 condensed consolidated balance sheets as this amount was deemed uncollectable. As of September 30, 2025 and 2024, 61,880 and 61,594 shares of common stock were considered vested, respectively, and the Company recognized stock-based compensation expense of $0 and $9,505 for the restricted shares that vested during the nine months ended September 30, 2025 and 2024, respectively. The Company recognized stock-based compensation expense of $0 and $2,474 for the restricted shares that vested during the three months ended September 30, 2025 and 2024, respectively. All shares were fully vested as of December 31, 2024, and no unamortized stock compensation remained.

On February 10, 2022, the Company issued a restricted stock award to its outside legal counsel for 279,129 shares of common stock. The restricted stock vests 25% immediately and 25% over the next three years at each anniversary. As of September 30, 2025 and 2024, 261,684 and 191,901 shares of common stock were considered vested, and the Company recognized stock-based compensation expense of $127,500 for the restricted shares that vested during each nine-month period ended September 30, 2025 and 2024, respectively. The Company recognized stock-based compensation expense of $42,500 for the restricted shares that vested during each three-month period ended September 30, 2025 and 2024, respectively. As of September 30, 2025, unamortized stock compensation of $42,500 remained.

The following is an analysis of BHI and BHHI shares of Common Stock issued as compensation subsequent to the US Reorganization and presented entirely as BHHI Common Stock:

	Nonvested Shares	Weighted Average Fair Value
Nonvested shares, December 31, 2024	69,782	$2.44
Granted	—	$—
Vested	(17,446)	$2.44
Forfeited	—	$—
Nonvested shares, March 31, 2025	52,336	$2.44
Granted	—	$—
Vested	(17,446)	$2.44
Forfeited	—	$—
Nonvested shares, June 30, 2025	34,890	$2.44
Granted	450,000	$1.06
Vested	(467,446)	$1.04
Forfeited	—	$—
Nonvested shares, September 30, 2025	17,444	$2.44

Private Investment into Public Entity (PIPE)

On July 24, 2025, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with twelve accredited investors (the “Investors”) for a private investment in public equity (the “PIPE Offering”) of 15,000 shares of its Series B Preferred Stock, par value $0.0001 per share convertible into 15,923,567 shares of Common Stock, par value $0.0001 per share, at a conversion price of $0.942 per share of Series B Preferred Stock, and an aggregate of 15,923,567 warrants (the “PIPE Warrants”) to acquire up to 15,923,567 shares of Common Stock. The purchase price of the securities was $1,000 per share of Series B Preferred Stock and accompanying 1,061.5711 PIPE Warrants to acquire up to 1,061.5711 shares of Common Stock, subject to beneficial ownership limitations. The PIPE Warrants issued in the PIPE Offering are exercisable immediately upon issuance at an exercise price of $0.817 per share and will expire five years from the date of issuance. No PIPE Warrants were exercised as of September 30, 2025.

The PIPE Offering closed on July 30, 2025, with aggregate gross proceeds totaling $15 million, before placement agent fees and other expenses which were directly deducted from the proceeds totaling $1,321,205. In addition to the fees directly deducted from the proceeds, the Company incurred an additional fee of $635,000, discussed further below, and other fees totaling $8,500 for total offering costs of $1,964,705. The Company intends to use the proceeds from the PIPE Offering for general corporate and working capital purposes.

The exercise price and number of shares of Common Stock issuable upon exercise of the PIPE Warrants is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price. Subject to limited exceptions, the Investors may not exercise any portion of the PIPE Warrants to the extent that the Investors would beneficially own more than 4.99% (or, at the election of the holder prior to the date of issuance, 9.99%) of the outstanding Common Stock after exercise. In the event of certain fundamental transactions, the holder of the PIPE Warrants will have the right to receive the Black Scholes Value (as defined in the PIPE Warrants) of its PIPE Warrants calculated pursuant to a formula set forth in the PIPE Warrants, payable in cash. There is no trading market available for the PIPE Warrants on any securities exchange or nationally recognized trading system. The Company does not intend to list the PIPE Warrants on any securities exchange or nationally recognized trading system.

Revere Securities, LLC acted as placement agent (the “Placement Agent”) in connection with the PIPE Offering, pursuant to that certain Placement Agent Agreement, dated as of July 24, 2025, between the Company and the Placement Agent, pursuant to which the Company paid the Placement Agent a total of $1,171,205 in fees, which were recognized as offering costs and included in the above $1,964,705 amount. Additionally, a total of 1,057,543 warrants were issued to the Placement Agent (the “Placement Agent Warrants”) to acquire up to 1,057,543 shares of Common Stock at an exercise price of $0.942 per share and will expire five years from the date of issuance. These warrants were valued using a Black-Scholes model calculation and were determined to have a fair value of $791,194, all of which were recognized as offering costs. No Placement Agent Warrants were exercised as of September 30, 2025.

In connection with the PIPE Offering and as a pre-condition to effecting the PIPE Offering through Revere Securities, LLC, the Company entered into an agreement to terminate its exclusive engagement with H.C. Wainwright & Co., LLC for professional services allowing the Company to proceed with the PIPE Offering. As consideration for the termination, the Company issued 536,093 warrants (the “H.C. Wainwright Warrants”) to acquire up to 536,093 shares of Common Stock at an exercise price of $1.884 per share, which will expire five years from the date of issuance. These warrants were valued using a Black-Scholes model calculation and were determined to have a fair value of $315,195, which was recognized as offering costs. Additionally, a cash payment of $635,000 was made, which was recognized as offering costs and included in the above $1,964,705 amount. No H.C. Wainwright Warrants were exercised as of September 30, 2025.

The fair value of the PIPE Warrants, Placement Agent Warrants and H.C. Wainwright Warrants was estimated using the Black-Scholes option pricing model, a Level 3 measurement, with the following assumptions:

•	Stock Price:	$1.130
•	Risk-free interest rate:	3.92%
•	Expected term:	5 years
•	Expected volatility:	73.2%
•	Dividend yield:	0%

The estimated fair values of the warrants on the grant dates were within a range of $0.59 and $ 0.78 per share for a total value of $13,498,967. The Company recognized the fair value of the Placement Agent Warrants and the H.C. Wainwright Warrants as offering costs in connection with the PIPE Offering, totaling $1,106,389 for the nine and three months ended September 30, 2025. The fair values attributed to the PIPE Warrants of $12,392,578 and the Series B Preferred Stock of $19,108,280 were used to bifurcate the PIPE Offering proceeds using the relative fair value method and resulted in an allocation of the proceeds of the PIPE Offering as $9,098,933 and $5,901,067 to the Series B Preferred Stock and PIPE Warrants, respectively, before deducting offering costs.

During the period from October 1, 2025 to November 12, 2025, holders of the Series B Preferred Stock converted a total of 6,902 shares into 7,327,378 shares of Common Stock. Further, during this period, a total of 1,598,843 PIPE Warrants were exercised at $0.817 per warrant for total proceeds of $1,306,255.

Common Stock Awards — PIPE

During the nine and three months ended September 30, 2025, the Company made two grants for 300,000 and 150,000 totaling 450,000 shares of fully vested Common Stock awards in exchange for legal and professional services, which are incremental costs in connection with the PIPE Offering and recognized as offering costs. The fair value of these shares at the date of grant was $0.73 and $1.72, respectively, and this resulted in fair values of $220,200 and $258,000, respectively, for a total cost of $478,200. The grant for 300,000 shares were not yet issued as of September 30, 2025. As a result, the fair value of those shares, $220,200, is recorded as shares payable.

Par Value Adjustment — Common Stock

During the three months ended September 30, 2025, the Company recorded a reclassification within stockholders’ equity (deficit) to correct the allocation between Common Stock and Additional Paid-In Capital. This adjustment ensured that the Common Stock account reflects the number of shares issued and outstanding multiplied by the par value. Following this reclassification, the ending balance of Common Stock was $1,097 as of September 30, 2025.

NOTE 5 — STOCKHOLDERS’ DEFICIT

Capital Structure

On December 3, 2021, BHHI was incorporated and the Company authorized 50,000,000 shares of Common Stock with a par value of $0.0001 per share and 5,000,000 shares of preferred stock with a par value of $0.0001 per share. On February 22, 2022, the certificate of incorporation was amended and the Company authorized 250,000,000 shares of Common Stock with a par value of $0.0001 per share and 25,000,000 shares of preferred stock with a par value of $0.0001 per share. Further, the Company designated 200,000 shares of preferred stock as Series A preferred stock with a par value of $0.0001 per share. Shares of Convertible Series A preferred stock and Common Stock (the “Junior Securities”) are entitled to one vote for each share. In order of liquidation rights, distributions will be made to the Series A preferred holders then to the holders of the Junior Securities. The Series A preferred stock has a liquidation preference of $0.50 per share in the event of a liquidation and distribution. Further, each share of Convertible Series A preferred stock shall automatically convert into one share of Common Stock upon consummation of an underwritten public offering of Common Stock. The Company completed an initial public offering during March of 2025. Please refer to Note 1 for the details of the IPO. There were no shares of Series A preferred stock issued and outstanding during any period since inception and, 82,096 shares of preferred stock and a total of 6,296,434 and 5,744,929 shares of Common Stock, respectively, issued and outstanding as of December 31, 2024 and 2023 (as adjusted for the Reverse Stock Split), respectively.

In October of 2024, the Company authorized and filed an amendment to the Articles of Incorporation to authorize a 1 for 2.43615 Reverse Stock Split for all Common and Preferred Stock.

Incentive Award Plan

On June 11, 2024, the Company’s Board of Directors adopted the Original Stock Incentive Plan, which was approved by its stockholders on June 13, 2024. On December 31, 2024 our Board of Directors adopted the Stock Incentive Plan, which was approved by the Company’s stockholders on January 30, 2025. The Stock Incentive Plan became effective on February 13, 2025. The Stock Incentive Plan will provide for the grant of incentive stock options, within the meaning of Section 422 of the Code to the Company’s employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights (“SARs”), and other stock-based performance awards to the Company’s employees, directors, and consultants (collectively, “Awards”).

A total of 2,250,000 shares of common stock will be reserved for issuance pursuant to the Stock Incentive Plan (“Plan Share Reserve”). The Plan Share Reserve shall be increased on the first day of each fiscal year beginning with the 2025 fiscal year, in an amount equal to the lesser of (i) ten percent (10.0%) of the outstanding shares of common stock on the last day of the immediately preceding fiscal year and (ii) an amount determined by the Board of Directors.

Shares with respect to which options or SARs are not exercised prior to termination of the option or SAR, shares that are subject to restricted stock units which expire without converting to Common Stock, and shares of restricted stock which are forfeited before the restrictions lapse, shall be available for grants of new Awards under the Stock Incentive Plan. Notwithstanding the foregoing, neither (i) shares accepted by the Company in payment of the exercise price of any option, if permitted under the terms of such option, (ii) any shares withheld from a participant, or delivered to the Company in satisfaction of required withholding taxes arising from Awards, nor (iii) the difference between the total number of shares with respect to SAR, shall be available for reissuance under the Stock Incentive Plan.

Awards granted under the Stock Incentive Plan upon the assumption of, or in substitution for, awards authorized or outstanding under a qualifying equity plan maintained by an entity directly or indirectly acquired by the Company will not reduce the shares available for grant under the Stock Incentive Plan. However, any such shares issued in connection with the assumption of, or in substitution for, outstanding options intended to qualify as incentive stock options shall be counted against the aggregate number of shares of Common Stock available for Awards of incentive stock options under the Plan. Subject to applicable stock exchange requirements, available shares under a stockholder-approved plan of an entity directly or indirectly acquired by the Company may be used for Awards under the Stock Incentive Plan and shall not reduce the number of shares of Common Stock available for issuance under the Stock Incentive Plan.

The Compensation Committee of the Company’s Board of Directors will administer the Stock Incentive Plan (the “Administrator”) and the plan provides for the grant of stock options (including incentive stock options (“ISOs”) and non-qualified stock options (“NSOs”)), SARs, restricted stock, restricted stock units (“RSUs”), and other stock-based and cash-based incentive Awards. No determination has been made as to the types or amounts of Awards that will be granted to specific individuals pursuant to the Stock Incentive Plan. Each Award will be set forth in a separate agreement and will indicate the type and terms and conditions of the Award.

As of December 31, 2024, no awards have been granted and, thus, no compensation has been incurred in connection with the Stock Incentive Plan. Compensation for grants of awards will be determined in accordance with the Company’s stock-based compensation policy.

Stock Issuances

From April to June of 2022, the Company sold 132,243 shares of BHHI Common Stock for total cash proceeds of $322,164 (as adjusted for the Reverse Stock Split).

In March of 2024, the Company sold 29,093 shares (as adjusted for the Reverse Stock Split) of BHHI Common Stock for total proceeds of $100,000. These were issued during May of 2024 and, therefore, issued and outstanding as of December 31, 2024.

During the year ended December 31, 2024, the Company issued shares payable to vendors and contractors and shares in connection with the issuance of convertible debt securities, which were designated as equity kicker shares, and made up the balance of shares payable in prior periods. A total of 135,856 shares of Common Stock (as adjusted for the Reverse Stock Split) were issued and outstanding with a total value of $351,405. Further, the Company received and retired 208,010 shares of Common Stock (as adjusted for the Reverse Stock Split) from previous shareholders with a total value of $576.

During the year ended December 31, 2024, the Company also issued 81,462 shares of Common Stock (as adjusted for the Reverse Stock Split) in full payment of the $280,000 amount that was payable in shares of the Company in connection with the issuance of bridge loans. Please refer to Note 7. All 81,462 shares of Common Stock were issued during the year ended December 31, 2024.

On November 13, 2024, the Company entered into a MSA with Artemis to develop the Software and provide certain services. In exchange, the Company agreed to issue 937,500 shares of its Common Stock to Artemis. The Artemis Stock Consideration was issued to Artemis on December 26, 2024. In connection with the execution of the MSA, on November 13, 2024, the Company entered into a SaaS Agreement with EVEMeta to license its solution to the Company. In exchange, the Company issued 312,500 shares of its Common Stock to EVEMeta. The EVEMeta Stock Consideration was issued to EVEMeta on December 26, 2024. The 1,250,000 shares granted to Artemis and EVEMeta in exchange for services had a fair market value of $4.00 per share at the date of grant for a total cost of $5,000,000. The value of the shares will vest over the milestones in the agreement and the Company will recognize those costs as services are rendered. As of December 31, 2024, none of the shares have been released from the lock-up provisions. The Company has recognized the par value of the shares, equaling $125, as an increase to common stock and other assets as of December 31, 2024 and the remaining unrecognized compensation expense of $4,999,875 of the fair market value of the shares issued as consideration remains unrecognized. Please refer to Note 2 and Note 4 for further detail on these technology purchase agreements.

In December of 2024, the Company raised $25,000 from a short-term loan which has a 30% original issue discount that constitutes the interest due on the loan, a payment in equity kicker shares of the Company’s Common Stock having a combined value equaling 30% of the principal amount and a maturity date of February 15, 2025. The number of the shares subject to the equity kicker were calculated based on the Company’s anticipated price per share at the IPO of $4. This resulted in an additional 1,875 shares of Common Stock becoming due and were not issued as of December 31, 2024. As such, it resulted in an increase of $7,500 to the shares payable balance during the year ended December 31, 2024. The 1,875 shares were issued in April of 2025, subsequent to the maturity date of February 15, 2025. Please refer to Notes 7 and 10.

In December of 2024, the Company sold 6,250 shares of Common Stock for total cash proceeds of $25,000. The shares of Common Stock are to be issued immediately after the consummation of the IPO, in accordance with the subscription agreement. These were not issued as of December 31, 2024 and are included in the shares payable balance as of year-end. These shares were issued in April of 2025. Please refer to Note 10.

During 2023, the Company incurred a total of $2,000, respectively, in costs connected with the offering of equity securities and recorded this amount in the respective contra-equity account for additional paid-in capital offering costs. The total ending balance of offering costs as of December 31, 2024 and 2023 was $307,296 in each year. This amount was netted against the additional paid in capital balances in each year presented on the consolidated balance sheets. During 2023, the $2,000 in offering costs is in connection with professional fees in connection with equity offerings.

Restricted Stock Agreements

BHI, and therefore the Company, has entered into restricted stock purchase agreements with various employees and advisors. The share exchanges that occurred during 2021 and 2022 have an effect on the number of restricted shares that are vested and unvested as of the end of each respective year end.

On February 24, 2018, BHI entered into a Founder Restricted Stock Purchase Agreement (“Malloy FRSPA”) with Lavell Juan Malloy, II, the Company’s co-founder and Chief Executive Officer, pursuant to which BHI sold 4,008,417 shares of restricted common stock in BHI, par value of $0.0001 per share, for cash proceeds of $401. The restricted stock vests at 25% on the one-year anniversary of the date of the Malloy FRSA and then monthly during the subsequent thirty-six months. As of December 31, 2024, the Company has not received the proceeds from Mr. Malloy and the $401 is recorded as contra equity on the December 31, 2024 and 2023 consolidated balance sheets. During the year ended December 31, 2022, after the effect of the share exchanges, all 1,102,411 shares of Common Stock (as adjusted for the Reverse Stock Split) were considered vested, and the Company did not recognize any stock-based compensation for the years ended December 31, 2024 or 2023.

On December 21, 2019, BHI entered into a Founder Restricted Stock Purchase Agreement (“Leibovich FRSPA”) with Daniel Leibovich, the Company’s co-founder, Chief Operating Officer, pursuant to which BHI sold 3,120,917 shares of restricted Common Stock in BHI, par value of $0.0001 per share, for cash proceeds of $312. The restricted stock vests at 25% on the one-year anniversary of the date of the Leibovich FRSA and then monthly during the subsequent thirty-six months. As of December 31, 2024, the Company has yet to receive the proceeds from Mr. Leibovich and the $312 is recorded as contra equity on the December 31, 2024 and 2023 consolidated balance sheets. During the year ended December 31, 2023, after the effect of the share exchanges, 858,327 shares of Common Stock were considered vested, respectively, and the Company recognized stock-based compensation expense of $195,057 for the year, for the restricted shares that vested during each of those years with no unamortized stock compensation remaining at December 31, 2023 (as adjusted for the Reverse Stock Split). There was no stock based compensation expense recognized during the year ended December 31, 2024.

On July 7, 2020, BHI entered into a Founder Restricted Stock Purchase Agreement (“Simpson FRSPA”) with William Simpson, the Company’s co-founder and Former Chief Technology Officer, pursuant to which BHI sold 1,789,666 shares of restricted Common Stock in BHI, par value of $0.0001 per share, for cash proceeds of $179. The restricted stock vests at 25% on the one-year anniversary of the date of the Simpson FRSA and then monthly during the subsequent thirty-six months. As of December 31, 2024, the Company has yet to receive the proceeds from Mr. Simpson and the $179 is recorded as contra equity on the December 31, 2024 and 2023 consolidated balance sheets. During the years ended December 31, 2024 and 2023, after the effect of the share exchanges, 492,201 shares of Common Stock were considered vested at each period end, and the Company recognized stock-based compensation expense of $0 and $177,102 for the restricted shares that vested during 2024 and 2023, respectively with no unamortized stock compensation remaining at December 31, 2024 (as adjusted for the Reverse Stock Split).

During the year ended December 31, 2020, BHI also entered into various Restricted Stock Purchase Agreements (“RSPAs”) with an employee and two advisers, pursuant to which BHI sold 225,000 shares of restricted Common Stock in BHI at par value of $0.0001 per share for cash proceeds of $22. The restricted stock vests at varying rates. As of December 31, 2024, the Company has yet to receive proceeds for the restricted Common Stock issuances, and the $22 is recorded as contra equity on the December 31, 2024 and 2023 consolidated balance sheets. During the years ended December 31, 2024 and 2023, after the effect of the share exchanges, 61,880 and 51,137 shares of common stock were considered vested, respectively, and the Company recognized stock-based compensation expense of $9,766 and $14,063 for the restricted shares that vested during 2024 and 2023, respectively (as adjusted for the Reverse Stock Split). As of December 31, 2024, no unamortized stock compensation remained.

During the year ended December 31, 2021, BHI also entered into various Restricted Stock Purchase Agreements (“RSPAs”) with an employee and two advisers, pursuant to which BHI sold 756,000 shares of restricted Common Stock in BHI at par value of $0.0001 per share for cash proceeds of $76. The restricted stock vests at varying rates and as of December 31, 2022 no shares remained unvested. As of December 31, 2024, the Company has yet to receive proceeds for the restricted Common Stock issuances, and the $76 is recorded as contra equity on the December 31, 2024 and 2023 consolidated balance sheets. After the effect of the share exchanges and the Reverse Stock Split, a total of 207,918 shares were deemed to have been granted. In May of 2022, the Company terminated the employment of the employee, and, therefore, the employee forfeited 119,176 unvested shares of Common Stock. During the year ended December 31, 2022, all remaining 88,741 shares of Common Stock were considered vested.

On February 10, 2022, the Company issued a Restricted Stock Award to its outside legal counsel for 279,129 shares of Common Stock. The restricted stock vests 25% immediately and 25% over the next three years at each anniversary. During the years ended December 31, 2024 and 2023, 209,347 and 139,565 shares of Common Stock were considered vested, and the Company recognized stock-based compensation expense of $170,000 per year for the restricted shares that vested during 2024 and 2023 (as adjusted for the Reverse Stock Split). At December 31, 2024 and 2023, unamortized stock compensation of $170,001 and $340,001 remained.

The following is an analysis of BHI and BHHI shares of Common Stock issued as compensation subsequent to the US Reorganization (21:1 exchange rate) and presented entirely as BHHI Common Stock (as adjusted for the Reverse Stock Split):

	Nonvested Shares	Weighted Average Fair Value
Nonvested shares, December 31, 2022	644,972	$1.41
Granted	—	$—
Vested	(494,664)	$1.22
Forfeited	—	$—
Nonvested shares, December 31, 2023	150,308	$2.34
Granted	—	$—
Vested	(80,525)	$1.50
Forfeited	—	$—
Nonvested shares, December 31, 2024	69,782	$2.44